UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4428
Dreyfus U.S. Treasury Intermediate Term Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/06

FORM N-Q
Item 1. Schedule of Investments.
STATEMENT OF INVESTMENTS Dreyfus U.S. Treasury Intermediate Term Fund September 30, 2006 (Unaudited)
	Coupon	Maturity	Principal
Bonds and Notes--82.9%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Home Equity Loans--3.2%
Small Business Administration,
Ser. 2005-P10A, Cl. 1	4.64	2/10/15	6,458,023	6,285,933
U.S. Government Agencies--14.7%
Federal Agricultural Mortgage
Corporation, Notes	6.87	8/10/09	225,000	236,399
Federal Farm Credit Bank,
Bonds	4.70	12/10/14	300,000	294,761
Federal Farm Credit Bank,
Bonds	4.85	10/25/12	300,000	298,811
Federal Farm Credit Bank,
Bonds	5.35	6/16/14	285,000	292,091
Federal Home Loan Bank System,
Bonds, Ser. 455	3.00	4/15/09	6,950,000	6,646,014
Federal Home Loan Bank System,
Bonds, Ser. 363	4.50	11/15/12	200,000	195,532
Federal Home Loan Bank System,
Bonds, Ser. SY08	5.63	2/15/08	495,000	498,908
Federal Home Loan Bank System,
Bonds, Ser. DX09	5.95	3/16/09	240,000	244,993
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	5.00	10/18/10	8,740,000	8,673,593
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	400,000	411,720
Federal Home Loan Mortgage Corp.,
Notes	5.75	3/15/09	250,000	254,688
Federal National Mortgage
Association, Notes	4.75	8/25/08	5,275,000	5,255,039
Federal National Mortgage
Association, Notes	5.80	2/9/26	3,400,000	3,406,035
Federal National Mortgage
Association, Notes	6.63	10/15/07	300,000	304,544
Federal National Mortgage
Association, Notes	7.13	6/15/10	250,000	268,822
Student Loan Marketing
Association, Notes	7.35	8/1/10	100,000	108,326
Tennessee Valley Authority,
Notes, Ser. C	4.75	8/1/13	500,000	493,837
Tennessee Valley Authority,
Bonds, Ser. G	5.38	11/13/08	200,000	201,695
Tennessee Valley Authority,
Bonds	7.13	5/1/30	350,000	444,231
				28,530,039
U.S. Government Agencies/Mortgage-Backed--1.1%
Federal Home Loan Mortgage Corp.;
7.50%, 11/1/29			10,698	11,123
Federal National Mortgage Association:
6.50%, 10/1/31			17,288	17,682
7.00%, 3/1/12			55,492	57,089
Government National Mortgage Association I:
6.00%, 1/15/33			115,237	116,819

6.50%, 5/15/26	69,642	71,601
Ser. 2006-6, Cl. A 4.05%,
10/16/23	543,375	531,571
Ser. 2006-9, Cl. A 4.20%,
8/16/26	1,147,211	1,120,038
Small Business Administration;
Gov't Gtd. Notes, Ser. 10-A
6.64%, 2/10/11	108,513	112,784
		2,038,707
U.S. Treasury Bonds--.1%
6.25%, 8/15/23	200,000 a	232,265
U.S. Treasury Inflation Protected Securities--1.3%
2.00%, 1/15/16	1,896,620 b	1,853,364
3.38%, 1/15/12	257,839 b	271,499
3.50%, 1/15/11	467,648 b	489,904
		2,614,767
U.S. Treasury Notes--62.5%
2.88%, 11/30/06	20,800,000 a	20,736,643
3.50%, 8/15/09	20,790,000 a	20,180,936
3.50%, 11/15/09	1,375,000 a	1,331,549
3.50%, 2/15/10	4,280,000 a	4,134,382
3.63%, 4/30/07	27,290,000 a	27,083,196
4.25%, 8/15/13	250,000 a	244,805
4.25%, 8/15/15	300,000 a	291,926
4.50%, 2/28/11	8,000,000 a	7,972,504
4.50%, 9/30/11	10,885,000 c	10,846,739
4.50%, 2/15/16	275,000 a	272,325
4.75%, 5/15/14	12,680,000 a	12,791,457
4.88%, 8/15/16	10,370,000 c	10,569,301
5.00%, 2/15/11	200,000 a	203,602
5.00%, 8/15/11	200,000 a	203,914
5.13%, 6/30/08	3,595,000 a	3,619,155
5.63%, 5/15/08	200,000 a	202,789
6.25%, 2/15/07	500,000	502,265
		121,187,488
Total Bonds and Notes
(cost $161,081,717)		160,889,199

	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Put Options
3-Month Capped USD Libor-BBA
Interest Rate, June 2007 @ 5.75
(cost $35,640)	36,000,000	2,463

	Principal
Short-Term Investments--27.0%	Amount ($)	Value ($)

U.S. Treasury Bills
4.79%, 12/21/06	40,000,000	39,577,600
4.85%, 12/7/06	350,000 d	346,973
4.90%, 10/12/06	12,500,000	12,485,000
Total Short-Term Investments
(cost $52,396,549)		52,409,573

Other Investment--.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred

	Plus Money Market Fund
	(cost $1,089,000)	1,089,000 e	1,089,000

	Investment of Cash Collateral
	for Securities Loaned--43.0%

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Fund
	(cost $83,396,938)	83,396,938 e	83,396,938

	Total Investments (cost $297,999,844)	153.5%	297,787,173
	Liabilities, Less Cash and Receivables	(53.5%)	(103,807,326)
	Net Assets	100.0%	193,979,847

a		All or a portion of these securities are on loan. At September 30, 2006, the total market value of the fund's
		securities on loan is $81,079,029 and the total market value of the collateral held by the fund is $83,396,938.
b		Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
c	Purchased on a delayed delivery basis.
d		All or partially held by a broker as collateral for open financial futures positions.
e		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES September 30, 2006 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2006 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	696	73,438,875	December 2006	482,256
Financial Futures Short
U.S. Treasury 2 Year Notes	287	(58,691,500)	December 2006	(183,859)
				298,397
See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Intermediate Term Fund
By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 21, 2006

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	November 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)